Cambria Shareholder Yield ETF
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 97.9%	Shares	Value
Communication Services - 7.1%
Comcast Corp. - Class A	418,395	$ 10,024,744
Fox Corp. - Class A	187,109	10,895,357
Sirius XM Holdings, Inc.	331,497	9,818,941
Verizon Communications, Inc.	205,849	9,635,792
Walt Disney Co.	90,906	8,744,248
Yelp, Inc. (a)	405,044	10,705,313
Ziff Davis, Inc. (a)	197,601	10,488,661
		70,313,056

Consumer Discretionary - 22.3%
Abercrombie & Fitch Co. - Class A (a)	105,548	10,506,248
ADT, Inc.	1,435,141	10,964,477
BorgWarner, Inc.	136,298	8,687,635
Boyd Gaming Corp.	107,516	9,145,311
Columbia Sportswear Co.	145,042	8,612,594
Dillard's, Inc. - Class A	16,404	9,651,129
DR Horton, Inc.	55,971	8,007,211
Ethan Allen Interiors, Inc.	416,448	9,328,435
Garrett Motion, Inc.	281,143	8,757,605
General Motors Co.	117,889	10,475,617
H&R Block, Inc.	256,428	11,290,525
Haverty Furniture Cos., Inc.	366,199	9,023,143
KB Home	153,692	8,448,449
Lear Corp.	69,161	9,035,193
Lennar Corp. - Class A	100,780	8,299,233
LKQ Corp.	360,296	8,088,645
Macy's, Inc.	379,057	9,408,195
Perdoceo Education Corp.	284,289	9,043,233
Phinia, Inc.	116,898	8,602,524
PulteGroup, Inc.	68,700	8,688,489
Sally Beauty Holdings, Inc. (a)	684,868	10,252,474
Strategic Education, Inc.	121,497	9,962,754
Toll Brothers, Inc.	57,958	8,455,493
Travel + Leisure Co.	121,167	9,211,115
		221,945,727

Consumer Staples - 7.7%
Hormel Foods Corp.	371,484	9,290,815
Kraft Heinz Co.	414,791	10,722,347
Maplebear, Inc. (a)	200,510	8,942,746
Molson Coors Beverage Co. - Class B	231,694	9,629,203
Post Holdings, Inc. (a)	103,903	9,497,773
Spectrum Brands Holdings, Inc.	109,333	9,705,491
Target Corp.	68,019	9,828,065
Tyson Foods, Inc. - Class A	162,323	9,408,241
		77,024,681

Energy - 14.3%
APA Corp.	284,118	10,603,284
ConocoPhillips	87,798	10,577,903
EOG Resources, Inc.	69,843	10,384,956
ExxonMobil Holdings Corp.	68,972	10,721,008

Halliburton Co.	277,609	8,952,890
HF Sinclair Corp.	144,793	13,244,216
Marathon Petroleum Corp.	38,116	12,062,570
NOV, Inc.	518,664	10,077,641
Patterson-UTI Energy, Inc.	990,298	10,378,323
Plains GP Holdings LP	397,334	10,461,804
Talos Energy, Inc. (a)	686,120	10,415,302
Valero Energy Corp.	38,992	12,200,597
World Kinect Corp.	294,452	11,736,857
		141,817,351

Financials - 22.2%
Aflac, Inc.	79,873	10,182,210
American Financial Group, Inc.	68,084	9,648,865
Ameriprise Financial, Inc.	20,524	11,202,820
Assured Guaranty Ltd.	119,624	9,895,297
Bread Financial Holdings, Inc.	90,014	9,727,813
Citizens Financial Group, Inc.	135,051	9,676,404
Corebridge Financial, Inc.	332,669	10,375,946
Federated Hermes, Inc.	163,541	9,805,918
First Interstate BancSystem, Inc. - Class A	249,746	9,495,343
Franklin Resources, Inc.	286,282	9,693,509
Jackson Financial, Inc. - Class A	87,579	10,709,160
M&T Bank Corp.	40,345	9,936,570
MetLife, Inc.	110,596	10,631,594
Northern Trust Corp.	53,602	9,765,748
PayPal Holdings, Inc.	220,466	12,612,860
Principal Financial Group, Inc.	88,032	10,009,239
SLM Corp.	397,165	10,324,304
State Street Corp.	55,141	10,154,767
Synchrony Financial	123,389	9,351,652
Truist Financial Corp.	187,764	9,733,686
Valley National Bancorp	648,462	9,266,522
Western Union Co.	1,308,837	8,324,203
		220,524,430

Health Care - 5.3%
Elevance Health, Inc.	24,249	9,113,744
Pfizer, Inc.	382,605	9,568,951
Tenet Healthcare Corp. (a)	51,569	13,138,750
Universal Health Services, Inc. - Class B	64,307	10,831,871
Viatris, Inc.	587,982	10,324,964
		52,978,280

Industrials - 8.4%
AGCO Corp.	82,085	8,385,803
ManpowerGroup, Inc.	289,459	15,173,441
Matson, Inc.	47,918	9,707,708
Maximus, Inc.	166,541	10,034,095
Robert Half, Inc.	320,907	12,130,285
Ryder System, Inc.	35,516	9,107,013
Science Applications International Corp.	88,240	10,335,551
Wabash National Corp.	704,124	8,843,797
		83,717,693

Information Technology - 1.8%
Diebold Nixdorf, Inc. (a)	111,712	8,220,886
Photronics, Inc. (a)	296,121	8,969,505

			17,190,391

Materials – 8.8%
Cabot Corp.	104,878		9,231,361
CF Industries Holdings, Inc.	92,067		11,525,868
DuPont de Nemours, Inc.	67,540		9,252,980
Eastman Chemical Co.	134,097		9,380,085
Greif, Inc. - Class A	131,463		11,378,123
Huntsman Corp.	836,791		8,167,080
LyondellBasell Industries NV - Class A	169,088		10,496,983
Newmont Corp.	99,501		9,324,239
Sylvamo Corp.	237,196		8,873,502
			87,630,221
TOTAL COMMON STOCKS (Cost $892,255,962)			973,141,830

SHORT-TERM INVESTMENTS – 2.1%	Shares		Value
Money Market Funds - 2.1%
First American Treasury Obligations Fund - Class X, 3.60% (b)	21,051,560		21,051,560
TOTAL SHORT-TERM INVESTMENTS (Cost $21,051,560)			21,051,560

TOTAL INVESTMENTS - 100.0% (Cost $913,307,522)			994,193,390
Other Assets in Excess of Liabilities - 0.0% (c)		0.00033	330,644
TOTAL NET ASSETS - 100.0%			$ 994,524,034

Percentages are stated as a percent of net assets. LP – Limited Partnership

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of July 31, 2026.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Cambria Shareholder Yield ETF (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 973,141,830	$ –	$ –	$ 973,141,830
Money Market Funds	21,051,560	–	–	21,051,560
Total Investments	$ 994,193,390	$ –	$ –	$ 994,193,390

Refer to the Schedule of Investments for further disaggregation of investment categories.

Sector Classification as of July 31, 2026
(% of Total Investments)
Consumer Discretionary	$ 221,945,727	22.8%
Financials	220,524,430	22.7
Energy	141,817,351	14.6
Materials	87,630,221	9.0
Industrials	83,717,693	8.6
Consumer Staples	77,024,681	7.9
Communication Services	70,313,056	7.2
Health Care	52,978,280	5.4
Information Technology	17,190,391	1.8
	$ 973,141,830	100.0%

Percentages are stated as a percent of total investments, excluding short-term investments.